Revision of Prior Period Amounts	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Revision of Prior Period Amounts

NOTE 2 REVISION OF PRIOR PERIOD AMOUNTS

In preparing its Consolidated Statement of Cash Flows for the year ended December 31, 2011, TDS discovered certain errors related to the classification of outstanding checks with the right of offset, and related to the classification of Accounts payable for Additions to property, plant and equipment as non-cash investing activities for purposes of preparing the Consolidated Statement of Cash Flows. These errors resulted in the misstatement of Cash and cash equivalents and Accounts payable as of December 31, 2010 and each quarterly period in 2011, and the misstatement of Cash flows from operating activities and Cash flows from investing activities for the years ended December 31, 2010 and 2009 and each of the quarterly periods in 2011 and 2010. In accordance with SEC Staff Accounting Bulletin Nos. 99 and 108 (“SAB 99” and “SAB 108”), TDS evaluated these errors and determined that they were immaterial to each of the reporting periods affected and, therefore, amendment of previously filed reports was not required. However, in order to provide consistency in the Consolidated Statement of Cash Flows and as permitted by SAB 108, revisions for these immaterial amounts to previously reported annual amounts are reflected in the financial information herein and will be reflected in future filings containing such financial information as permitted by SAB 108.

In accordance with SAB 108, the Consolidated Balance Sheet and the Consolidated Statement of Cash Flows have been revised as follows:

Consolidated Balance Sheet — December 31, 2010
	As previously
(Dollars in thousands)	reported (1)	Adjustment	Revised

Cash and cash equivalents	$368,134	$(26,451)	$341,683
Total current assets	1,596,675	(26,451)	1,570,224
Total assets	7,722,568	(26,451)	7,696,117
Accounts payable	344,355	(26,451)	317,904
Total current liabilities	812,223	(26,451)	785,772
Total liabilities and equity	7,722,568	(26,451)	7,696,117

Consolidated Statement of Cash Flows — Year Ended December 31, 2010

	As previously
(Dollars in thousands)	reported (1)	Adjustment	Revised

Change in Accounts payable	$(4,016)	$(43,743)	$(47,759)
Change in Other assets and liabilities	95,470	(1,995)	93,475
Cash flows from operating activities	1,121,945	(45,738)	1,076,207
Cash used for additions to property, plant and equipment	(755,032)	15,810	(739,222)
Cash flows used in investing activities	(1,223,848)	15,810	(1,208,038)
Net increase (decrease) in cash
and cash equivalents	(302,858)	(29,928)	(332,786)

Consolidated Statement of Cash Flows — Year Ended December 31, 2009

	As previously
(Dollars in thousands)	reported (1)	Adjustment	Revised

Change in Accounts payable	$29,646	$(6,548)	$23,098
Change in Other assets and liabilities	(44,896)	1,308	(43,588)
Cash flows from operating activities	1,102,594	(5,240)	1,097,354
Cash used for additions to property, plant and equipment	(671,165)	13,348	(657,817)
Cash flows used in investing activities	(781,446)	13,348	(768,098)
Net increase (decrease) in cash
and cash equivalents	(106,317)	8,108	(98,209)

  In Current Report on Form 8-K filed on November 16, 2011.